Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment	$ 4,990		$ 3,984		$ 3,088
Internal-use software	3,273		2,393		1,462
Furniture and fixtures	1,219		999		579
Leasehold improvements	1,241		687		343
Total property and equipment	98,382		82,016		58,053
Less: Accumulated depreciation and amortization	(46,561)		(40,884)		(31,205)
Property and equipment, net	51,821	[1]	41,132	[1]	26,848	[1]
In-vehicle devices-installed
Property, Plant and Equipment [Line Items]
In-vehicle devices	84,116		71,110		51,454
In-vehicle devices-uninstalled
Property, Plant and Equipment [Line Items]
In-vehicle devices	$ 3,543		$ 2,843		$ 1,127

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.